Cover	Aug. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	add as Exhibit 10.14 a material contract relating to consulting services
Document Period End Date	Aug. 14, 2023
Entity File Number	000-51783
Entity Registrant Name	Dror Ortho-Design, Inc.
Entity Central Index Key	0001282980
Entity Tax Identification Number	85-0461778
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Shatner Street 3
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	N/A
Country Region	972
City Area Code	0
Local Phone Number	74-700-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Novint Technologies, Inc.